ORDINARY SHARES	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
ORDINARY SHARES

11. ORDINARY SHARES

The ordinary shares of the Company are classified as Class A and Class B. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to ten votes and is convertible into one Class A ordinary share. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

In November 2022, the Company’s board of directors authorized a share repurchase program, under which the Company may repurchase up to USD30,000 of its ordinary shares, including shares represented by American depositary shares, effective until November 2025. In November 2023, the Company's board of directors authorized modifications to its existing share repurchase program, by increasing the aggregate value of shares that may be repurchased from USD30,000 to USD80,000, effective until November 22, 2025. In 2024, the Company had cumulatively repurchased 5,406,598 shares for approximately USD28,796 under its existing share repurchase program.

During the year ended December 31, 2024, the Company reissued 1,814,583 shares of treasury stock in connection with the exercise of options and the vesting of RSUs.